Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents (Note 4)	$ 1,014.2	$ 670.9
Receivables	237.5	241.9
Gold and silver bullion and stream inventory (Note 7)	112.6	40.1
Other current assets (Note 8)	23.6	68.5
Current assets	1,387.9	1,021.4
Royalty, stream and working interests, net (Note 9)	6,262.3	6,043.1
Investments (Note 5)	1,215.1	1,141.3
Loan receivable (Note 6)	17.6
Deferred income tax assets	18.8	23.2
Other assets (Note 10)	20.5	12.4
Total assets	8,922.2	8,241.4
LIABILITIES
Accounts payable and accrued liabilities	38.6	44.9
Income tax liabilities	109.4	78.1
Current liabilities	148.0	123.0
Deferred income tax liabilities	503.8	440.7
Income tax liabilities	21.6	33.8
Other liabilities	8.1	8.6
Total liabilities	681.5	606.1
SHAREHOLDERS' EQUITY
Share capital (Note 20)	5,817.6	5,803.4
Contributed surplus	17.6	21.6
Retained earnings	2,045.7	1,379.8
Accumulated other comprehensive income	359.8	430.5
Total shareholders' equity	8,240.7	7,635.3
Total liabilities and shareholders' equity	$ 8,922.2	$ 8,241.4